Financial risk management - Additional Information (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial risk management [Line Items]
Addition of capital conservation capital points	2.50%
Addtion of domestic system critical bank capital points	1.00%
Addition of economic response capital points	2.50%
Financial assets related securitization transactions neither transferred nor derecognized	₩ 11,529,634	₩ 11,355,488
Financial liabilities related securitization transactions neither transferred nor derecognized	₩ 8,284,109	₩ 8,351,211
Bottom of range [member]
Disclosure of financial risk management [Line Items]
Minimum BIS capital ratio	11.50%
Capital conservation capital points	2.50%
Domestic system critical bank capital points	1.00%
Economic resource capital points	0.00%
Top of range [member]
Disclosure of financial risk management [Line Items]
Economic response capital to be charged during credit expansion	2.50%
Criteria For Capital Adequacy To Be complied With [Member]
Disclosure of financial risk management [Line Items]
Equity capital ratio	8.00%
Basic capital ratio	6.00%
Common stock capital ratio	4.50%
Increase in BIS capital ratio	14.00%